UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
August 31, 2006 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.3%
EDUCATION – 3.4%
Education – 3.4%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA:
	(a) 10/01/17	2,525,000	1,589,462
	(a) 10/01/20	2,000,000	1,080,520
CA Municipal Finance Authority
	Escondido Charter,
	Series 2006 A,
	5.250% 06/01/36	1,250,000	1,269,925
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,247,600
MA Health & Educational Facilities Authority
	Massachusetts Institute of Technology:
	Series 2002 K,
	5.500% 07/01/22	8,000,000	9,335,360
	Series 2003 L,
	5.000% 07/01/18	5,000,000	5,507,100
NC University North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/13	2,000,000	1,534,240
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	3,412,440
	New York University,
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	4,000,000	4,802,560
OH Higher Educational Facility Revenue
	Case Western Reserve University,
	Series 1994,
	6.250% 10/01/17	4,340,000	5,213,642
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	4,100,000	3,886,349
VA College Building Authority
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	10,000,000	11,382,700
WV University of West Virginia
	Series 1998 A,
	Insured: MBIA
	5.250% 04/01/28	5,000,000	5,709,300
	Series 2000 A,
	Insured: AMBAC:

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	(a) 04/01/16	3,300,000	2,220,966
	(a) 04/01/18	3,800,000	2,310,970
Education Total			63,503,134
EDUCATION TOTAL			63,503,134
HEALTH CARE – 9.3%
Continuing Care Retirement – 0.5%
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	4,500,000	5,030,190
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.750% 11/15/15	250,000	260,270
NC Medical Care Commission
	Glenaire, Inc.,
	Series 2006,
	5.500% 10/01/31	2,000,000	2,066,880
OH Hamilton County Health Care Facilities Revenue
	Twin Towers,
	Series 1998 A,
	5.125% 10/01/18	500,000	504,730
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	2,112,560
Continuing Care Retirement Total			9,974,630
Health Services – 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,310,000	1,359,688
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,773,336
Health Services Total			9,133,024
Hospitals – 5.7%
AZ Health Facilities Authority
	Catholic Heallthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	4,084,652

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,410,156
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 G,
	5.250% 07/01/23	500,000	527,195
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	857,868
	5.250% 10/01/24	4,000,000	4,214,800
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	6,905,000	7,313,155
	Series 1996 A,
	Insurer: MBIA
	6.250% 10/01/16	825,000	960,622
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,843,560
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	11,022,378
MA Health & Educational Facilities Authority
	South Shore Hospital,
	Series 1999 F,
	5.750% 07/01/29	13,000,000	13,710,190
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	1,800,000	1,857,708
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1997 A,
	5.500% 11/01/09	250,000	258,285
MN Waconia
	Ridgeview Medical Center,
	Series 1999 A,
	Insured: RAD
	6.125% 01/01/29	1,000,000	1,069,180
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	661,875

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,
	Insured: AMBAC
	5.500% 12/01/23	10,550,000	12,164,044
NC Medical Care Community Health Care Facility
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	997,285
NH Higher Educational & Health
	Series 1998,
	5.800% 05/01/18	1,470,000	1,507,720
NM Farmington
	San Juan Medical Center,
	Series 2004 A,
	5.000% 06/01/23	500,000	514,195
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	6.750% 07/01/20	520,000	570,315
OH Highland County Joint Township
	Series 1999,
	6.750% 12/01/29	1,850,000	1,895,769
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital,
	Series 2003 B,
	5.750% 07/01/33	650,000	689,059
TX Harris County Health Facilities Development Authority
	Rites-PA 549, IFRN,
	Series 1999,
	Insured: MBIA
	6.389% 07/01/15(b)(c)	9,000,000	9,988,380
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,
	5.000% 08/15/23	10,000,000	10,711,500
VA Henrico County Industrial Development Authority
	Bon Secours Health,
	Series 1996,
	Insured: MBIA
	6.000% 08/15/16	5,000,000	5,675,950
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	4,250,000	4,710,827

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	4,900,000	5,253,829
Hospitals Total			106,470,497
Intermediate Care Facilities – 0.8%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,320,000	2,351,436
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	11,965,000	12,127,126
Intermediate Care Facilities Total			14,478,562
Nursing Homes – 1.8%
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31(d)	895,000	951,421
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.500% 07/01/08	510,000	521,103
	5.750% 07/01/28	4,500,000	4,526,370
IA Marion
	Health Care Facilities Revenue,
	Series 2003,
	6.500% 01/01/29(d)	200,000	206,502
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27(d)(e)	2,397,000	958,800
	Series 2000 B,
	10.300% 06/01/27(d)(e)	742,783	37,139
MA Industrial Finance Agency
	First Mortgage GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	10,800,000	10,787,256
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,330,000	6,591,872
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31	8,395,000	6,152,527
PA Washington County Industrial Development Authority
	AHF Project,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	Series 2003,
	7.750% 01/01/29(d)	2,218,000	2,313,884
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	7.750% 01/01/29(d)	508,000	529,961
Nursing Homes Total			33,576,835
HEALTH CARE TOTAL			173,633,548
HOUSING – 3.3%
Assisted Living/Senior – 0.4%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,640,000	1,501,830
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	3,275,000	2,800,387
NC Medical Care Commission
	DePaul Community Facilities, Inc.,
	Series 1999,
	7.625% 11/01/29	2,095,000	2,201,573
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	900,000	974,502
Assisted Living/Senior Total			7,478,292
Multi-Family – 2.7%
CO Health Facilities Authority
	Birchwood Manor,
	Series 1991 A,
	Insured: GNMA
	7.625% 04/01/26	1,835,000	1,841,074
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	8,220,919
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	1,004,651
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	2,000,000	2,015,940
FL Clay County Housing Finance Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,900,000	4,040,166
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	10,000,000	10,329,400
MN Minneapolis
	Riverplace Project,
	Series 1987 A,
	7.100% 01/01/20	20,000	20,267
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	1,830,000	1,869,107
MN White Bear Lake
	Birch Lake Townhomes,
	Series 1989 A,
	9.75% 07/15/19(d)	2,385,000	2,262,172
	Series 1989 B,
	(a) 07/15/19(d)	265,000	74,200
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,619,678	1,646,063
NC Housing Finance Agency
	Series 1994 F,
	Insured: FHA
	6.600% 07/01/17	400,000	400,592
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,486,142
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	5,085,650
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(c)(d)	6,615,223	6,518,839
TN Franklin Industrial Development Board
	Landings Apartment,
	Series 1996 B,
	8.750% 04/01/27	3,025,000	3,069,467
Multi-Family Total			49,884,649
Single-Family – 0.2%
CA Housing Finance Authority
	Series 1984 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	(a) 08/01/16	275,000	93,396
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Insured: GNMA
	8.375% 03/25/19	120,603	122,986
CO Housing Finance Authority
	Series 1996 B-1, AMT,
	7.650% 11/01/26	85,000	86,385
FL Brevard County
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	435,000	151,528
FL Lee County Housing Finance Authority
	Series 1996 A-1, AMT,
	Insured: GNMA
	7.350% 03/01/27	70,000	71,058
	Series 1998 A-2, AMT,
	Insured: GNMA
	6.300% 03/01/29	165,000	166,724
IL Chicago
	Series 1996 B, AMT,
	Insured: GNMA
	7.625% 09/01/27	25,000	25,000
	Series 1997 A, AMT
	Insured: GNMA
	7.250% 09/01/28	30,000	30,859
MA Housing Finance Agency
	Series 1992 21, AMT,
	7.125% 06/01/25	665,000	665,718
NC Housing Finance Agency
	Series 1998, AMT,
	5.250% 03/01/17	295,000	303,708
NM Mortgage Finance Authority
	Series 1999 D-2, AMT,
	Insured: GNMA
	6.750% 09/01/29	1,270,000	1,300,975
	Series 2000 A-2, AMT,
	Insured: FHA
	7.100% 09/01/30	310,000	319,167
NV Housing Division
	Series 1991 A-2, AMT,
	Insured: FHA
	7.750% 04/01/22	55,000	55,101
OH Housing Finance Agency
	Series 1997 A-1, AMT,
	Insured: GNMA
	6.050% 09/01/17	320,000	329,703
OK Housing Finance Agency
	Series 1999 B-1,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	Insured: GNMA
	6.800% 09/01/16	185,000	190,102
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	35,000	35,909
WA Housing Finance Commission
	Series 2006 3A, AMT,
	Insured: GNMA
	5.000% 12/01/37	1,000,000	1,008,770
Single-Family Total			4,957,089
HOUSING TOTAL			62,320,030
INDUSTRIALS – 1.9%
Food Products – 0.6%
FL Hendry County Industrial Development Authority
	Savannah Foods & Industries,
	Series 1992, AMT,
	6.400% 03/01/17	1,500,000	1,521,135
MI Strategic Fund
	Imperial Holly Corp.:
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,310,278
	Series 1998 B,
	6.450% 11/01/25	3,500,000	3,517,395
	Series 1998 C, AMT,
	6.550% 11/01/25	4,250,000	4,263,387
Food Products Total			11,612,195
Forest Products & Paper – 0.2%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,886,235
IA Cedar Rapids
	Weyerhaeuser Co.,
	Series 1984,
	9.000% 08/01/14	1,000,000	1,248,760
Forest Products & Paper Total			4,134,995
Manufacturing – 0.7%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	2,220,000	2,251,324
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	5,325,350

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Manufacturing – (continued)
MN Alexandria Industrial Development
	Seluemed LLP,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	834,839
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,823,413
Manufacturing Total			13,234,926
Metals & Mining – 0.1%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(c)	1,120,000	1,161,742
Metals & Mining Total			1,161,742
Oil & Gas – 0.3%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	1,140,000	1,244,139
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	2,975,000	3,275,862
Oil & Gas Total			4,520,001
INDUSTRIALS TOTAL			34,663,859
OTHER – 19.3%
Other – 0.0%
MI Strategic Fund Obligation Ltd.
	NSF International,
	Series 2004,
	5.250% 08/01/26	600,000	621,420
Other Total			621,420
Other Industrial Development Bonds – 0.3%
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37(f)	5,000,000	5,034,700
Other Industrial Development Bonds Total			5,034,700
Pool/Bond Bank – 0.9%
FL Municipal Loan Council
	Series 2000 A,
	Insured: MBIA
	(a) 04/01/21	1,000,000	524,820

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	11,850,200
OH Water Development Authority
	Water Pollution Control,
	Series 2005 B,
	4.750% 06/01/25	5,000,000	5,184,500
Pool/Bond Bank Total			17,559,520
Refunded/Escrowed(g) – 17.6%
AK Anchorage
	Ice Rink Revenue,
	Series 1998,
	Pre-refunded 07/01/10,
	6.250% 01/01/12	1,430,000	1,505,990
AZ Maricopa County Industrial Development Authority
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	3,061,890
	Windsor Housing,
	Series 1996 A,
	Escrowed to Maturity,
	6.625% 07/01/26	2,750,000	2,811,628
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,744,403
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity,
	(a) 01/01/18	10,000,000	6,236,400
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,662,800
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	3,957,480
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: MBIA
	8.000% 04/01/16	7,000,000	9,249,870
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,335,783
CA Pomona
	Series 1990 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	Escrowed to Maturity,
	Insured: GNMA
	7.600% 05/01/23	9,860,000	12,796,702
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	8.300% 11/01/12	10,000,000	12,395,200
CO Mesa County
	Series 1992,
	Escrowed to Maturity,
	(a) 12/01/11	5,905,000	4,836,136
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,590,100
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	348,768
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,603,280
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	2,120,000	2,511,861
	Series 1999 E,
	Pre-refunded 10/01/09,
	6.000% 10/01/26	145,000	155,968
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	55,000	64,564
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,492,950
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/19	1,030,000	1,203,617
FL Tampa Bay Water Utility Systems
	Series 1991 I,
	Pre-refunded 10/01/11,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	7.243% 10/01/23(b)(c)	500,000	594,445
GA Forsyth County Hospital Authority
	Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	475,000	486,177
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	13,270,000	15,001,868
GA Municipal Electric Authority
	Series 1991,
	Escrowed to Maturity,
	Insured: MBIA:
	6.600% 01/01/18	420,000	494,781
	6.600% 01/01/18	3,600,000	4,311,900
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,643,940
IL Metropolitan Pier & Exposition Authority
	Series 1996,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 06/15/12	2,655,000	2,127,876
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA:
	(a) 05/01/19	7,710,000	4,525,924
	(a) 05/01/20	7,750,000	4,332,947
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity:
	5.000% 01/01/20	3,610,000	3,914,431
	Insured: FGIC:
	5.000% 01/01/20	12,665,000	13,733,039
	5.125% 01/01/23	3,600,000	4,008,708
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	5,000,000	2,623,700
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	8.150% 09/01/16	235,000	313,034
MN Higher Education Facilities Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	College Art & Design,
	Series 2000 5-D,
	Pre-refunded 05/01/10,
	6.750% 05/01/26	500,000	536,200
MN Moorhead
	Series 1979,
	Escrowed to Maturity,
	Insured: FHA
	7.100% 08/01/11	20,000	21,824
MN Robbinsdale Economic Development Authority
	Series 1999 A,
	6.875% 01/01/26	250,000	274,645
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity,
	5.500% 07/01/21	1,000,000	1,146,100
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: MBIA
	9.750% 01/01/16	1,000,000	1,436,350
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,808,713
	Series 1991 A,
	Escrowed to Maturity:
	5.000% 01/01/21	8,735,000	9,535,825
	6.500% 01/01/18	5,815,000	7,158,846
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	105,000	108,527
NC Medical Care Commission
	Annie Penn Memorial Hospital,
	Series 1998,
	Pre-refunded 01/01/15,
	5.375% 01/01/22	500,000	531,880
NC Randolph County
	Series 2000,
	Pre-refunded 06/01/09,
	Insured: FSA
	5.750% 06/01/22	250,000	266,408
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: MBIA
	7.000% 06/15/12	10,135,000	11,880,044

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	11,000,000	12,841,840
	Series 2005 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	965,000	1,126,580
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	3,680,000	4,110,854
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	14,000,000	17,025,260
	Series 1992,
	Escrowed to Maturity:
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,512,630
	Insured: MBIA
	5.500% 01/01/17	2,000,000	2,227,240
OH Cleveland-Cuyahoga County Port Authority
	Oglebay Norton Co.,
	Series 1997, AMT,
	Escrowed to Maturity,
	6.000% 03/01/07	115,000	116,127
OH Hilliard School District
	Series 1995 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 12/01/12	2,505,000	1,976,570
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	Escrowed to Maturity,
	10.000% 06/18/12	900,000	1,079,190
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,636,735
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/15/23	5,000,000	2,193,100
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
	6.000% 08/01/26	230,000	285,460
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	9,800,000	7,318,542
	Insured: MBIA
	5.375% 01/01/25	3,960,000	4,558,950
	Series 1998,
	Escrowed to Maturity:
	Insured: AMBAC
	(a) 01/01/13	18,585,000	12,822,907
	Insured: MBIA
	5.375% 01/01/25	435,000	498,427
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA:
	(a) 12/01/19	25,155,000	14,186,162
	(a) 12/01/23	2,515,000	1,165,250
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	10,000,000	11,052,000
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	10,410,000	11,695,219
Refunded/Escrowed Total			328,812,565
Tobacco – 0.5%
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	6,165,000	6,916,575
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.500% 06/01/26	2,000,000	2,075,020
Tobacco Total			8,991,595
OTHER TOTAL			361,019,800
OTHER REVENUE – 1.3%
Hotels – 0.4%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Hotels – (continued)
	6.500% 09/01/35	3,000,000	3,090,390
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	4,000,000	4,109,720
Hotels Total			7,200,110
Recreation – 0.9%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,750,000	1,897,157
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(c)	2,235,000	2,292,663
	8.750% 10/01/19(c)	7,680,000	7,911,706
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/11	3,650,000	3,095,346
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26	2,500,000	2,534,050
Recreation Total			17,730,922
Retail – 0.0%
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11(d)	150,000	152,172
Retail Total			152,172
OTHER REVENUE TOTAL			25,083,204
RESOURCE RECOVERY – 0.4%
Disposal – 0.1%
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26	2,000,000	2,183,400
Disposal Total			2,183,400
Resource Recovery – 0.3%
FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC
	(a) 10/01/12	1,855,000	1,466,563
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – (continued)
	5.400% 12/01/11	3,300,000	3,433,914
Resource Recovery Total			4,900,477
RESOURCE RECOVERY TOTAL			7,083,877
TAX-BACKED – 35.0%
Local Appropriated – 2.2%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	1,058,673
IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA:
	6.000% 01/01/16	5,000,000	5,789,100
	6.000% 01/01/20	8,000,000	9,395,440
	6.250% 01/01/15	8,400,000	9,581,208
IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA
	(a) 01/15/19	8,165,000	4,748,111
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	500,000	502,245
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,205,500
NC Rowan County
	Justice Center Project,
	Series 1992,
	6.250% 12/01/07	190,000	193,171
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	2,800,386
	(a) 09/15/18	3,885,000	2,311,420
	(a) 09/15/20	3,885,000	2,082,865
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,378,000
Local Appropriated Total			41,046,119
Local General Obligations – 13.5%
AK North Slope Borough
	Series 1999 B,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/30/10	12,515,000	10,817,090
	Series 2000 B,
	Insured: MBIA
	(a) 06/30/10	20,000,000	17,299,600
	Series 2001 A,
	Insured: MBIA
	(a) 06/30/12	23,000,000	18,339,280
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,084,095
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	834,250
CA Golden West School Authority
	Series 1999 A,
	Insured: MBIA:
	(a) 08/01/14	3,980,000	2,915,111
	(a) 08/01/15	1,500,000	1,048,935
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,584,700
CA San Juan Unified School District
	Series 2001,
	Insured: FSA:
	(a) 08/01/17	1,525,000	966,667
	(a) 08/01/18	1,785,000	1,075,123
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/20	1,000,000	1,198,060
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	2,320,000	2,845,341
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	696,209
CO El Paso County School District No. 11
	Series 1996:
	7.100% 12/01/16	2,105,000	2,636,618
	7.125% 12/01/20	7,350,000	9,427,036
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,417,914

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	8.250% 01/01/23	1,420,000	2,055,180
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/10	3,905,000	3,324,912
	(a) 12/01/13	13,400,000	10,050,402
	(a) 12/01/21	8,000,000	4,058,400
	(a) 12/01/22	25,200,000	12,150,180
	Series 1999 A,
	Insured: FGIC
	(a) 12/01/09	5,000,000	4,428,450
IL Chicago
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	9,750,000	11,274,315
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(a) 12/01/12	3,030,000	2,373,278
IL Cook County School District No. 102
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,630,182
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,430,052
	(a) 01/01/21	2,675,000	1,413,550
IL Development Finance Authority Elgin School District No. U46
	Series 2001,
	Insured: FSA
	(a) 01/01/16	2,660,000	1,809,651
IL Du Page County Community High School District No. 99
	Series 1998,
	Insured: FSA:
	(a) 12/01/10	2,245,000	1,909,911
	(a) 12/01/11	1,280,000	1,046,682
IL Lake & McHenry Counties Community Unified School District
	Series 1998,
	Insured: FGIC:
	(a) 02/01/09	2,355,000	2,152,776
	(a) 02/01/10	2,060,000	1,811,997
IL Lake County School District No. 56

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	14,691,272
IL Will County Forest Preservation District
	Series 1999 B,
	Insured: FGIC
	(a) 12/01/16	1,000,000	653,880
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	3,370,000	1,998,747
KS Wyandotte County
	Series 1998,
	Insured: MBIA
	4.500% 09/01/28	2,900,000	2,904,756
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/12	6,250,000	4,870,500
MI Detroit City School District
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	10,000,000	11,433,900
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	760,648
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,123,397
MI Redford Unified School District
	Series 1997,
	Insured: AMBAC
	5.000% 05/01/22	650,000	711,568
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	1,996,906
MN Rosemount Independent School District No. 196
	Series 1994 B,
	Insured: CGIC
	(a) 06/01/10	775,000	674,459
MO Springfield School District No. R-12
	Series 1991 B,
	Insured: FGIC
	9.500% 03/01/07	600,000	617,202
NE Omaha Convention Center/Arena
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.250% 04/01/23	5,000,000	5,686,800
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/27	1,410,000	1,617,312
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: MBIA
	7.000% 12/01/15	3,000,000	3,572,820
OH Crooksville Exempt Village School District
	Series 1986,
	7.375% 12/01/07	25,000	25,914
OH Cuyahoga County
	Series 1993 A,
	Insured: MBIA
	(a) 10/01/12	1,000,000	794,380
OH Dublin City School District
	Series 1997,
	Insured: MBIA
	(a) 12/01/11	900,000	738,225
OH Gahanna-Jefferson City School District
	Series 1993,
	Insured: AMBAC
	(a) 12/01/11	795,000	652,099
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,603,993
OH Massillon City School District
	Series 2002,
	Insured: AMBAC:
	(a) 12/01/09	900,000	798,138
	(a) 12/01/11	1,000,000	820,250
OH Monroe Local School District
	Series 2002,
	Insured: AMBAC
	5.750% 12/01/19	1,195,000	1,409,742
OH Pickerington Local School District
	Series 2001,
	Insured: FGIC:
	(a) 12/01/14	2,000,000	1,441,600
	(a) 12/01/15	1,500,000	1,035,375
	(a) 12/01/16	1,340,000	883,261
OH River Valley Local School District
	School Facilities Construction & Improvement,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2001,
	Insured: FSA
	5.250% 11/01/23	500,000	569,675
OH Tri-County North Local School District
	Series 1986,
	8.125% 12/01/06	75,000	75,656
OH West Chester Township
	Series 2002,
	Insured: AMBAC
	5.750% 12/01/20	1,000,000	1,187,290
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,706,574
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	1,840,116
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA
	(a) 06/01/13	3,000,000	2,297,310
TN Metropolitan Government
	Nashville & Davidson Counties,
	Series 1996 A,
	Insured: MBIA
	(a) 05/15/09	5,250,000	4,747,943
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,966,950
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Insured: PSFG
	4.500% 08/15/25	16,000,000	16,014,560
TX North East Independent School District
	Series 1999,
	Insured: PSFG
	4.500% 10/01/28	6,000,000	5,983,140
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/20	6,150,000	3,280,164
WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC:
	(a) 06/15/14	1,800,000	1,314,360

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/15/16	3,315,000	2,211,337
Local General Obligations Total			252,818,166
Special Non-Property Tax – 7.0%
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	2,500,000	2,966,475
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	473,688
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	4,000,000	4,690,920
IL Metropolitan Pier & Exposition Authority
	Series 1996 A,
	Insured: MBIA:
	(a) 06/15/12	2,345,000	1,875,367
	(a) 12/15/12	8,850,000	6,938,046
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,860,840
MA Bay Transportation Authority
	Series 2003 A,
	5.250% 07/01/19	6,000,000	6,740,340
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,322,470
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/29	2,000,000	2,362,940
	Series 2006 A,
	5.250% 07/01/29	1,500,000	1,715,355
NJ Economic Development Authority
	Series 2004,
	5.500% 06/15/31	775,000	812,464
NY Dormitory Authority
	Series B,
	Insured: AMBAC:
	5.500% 03/15/27	5,860,000	6,937,185
	5.500% 03/15/30	6,040,000	7,176,305
NY Local Government Assistance Corp.
	Series 1993 E:
	Insured: AMBAC
	5.250% 04/01/16(h)	10,000,000	11,112,800

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Insured: MBIA
	5.000% 04/01/21	3,655,000	3,996,414
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,075,680
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	11,891,000
	Series 2002 E,
	Insured: FSA:
	5.500% 07/01/14	10,000,000	11,192,200
	5.500% 07/01/17	5,400,000	6,136,722
	Series 2003 AA,
	Insured: MBIA:
	5.500% 07/01/17	3,000,000	3,409,290
	5.500% 07/01/19	4,000,000	4,588,760
	5.500% 07/01/20	4,000,000	4,609,440
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	5,000,000	5,787,700
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	5.500% 07/01/24	4,000,000	4,664,400
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/26	2,000,000	2,347,460
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: MBIA:
	(a) 11/15/14	3,905,000	2,795,082
	(a) 11/15/15	3,975,000	2,719,297
	(a) 11/15/16	4,040,000	2,636,221
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	1,500,000	1,672,425
Special Non-Property Tax Total			131,507,286
Special Property Tax – 0.6%
CA Huntington Beach Community Facilities District
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,986,104
FL Double Branch Community Development District

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	Series 2002 A,
	6.700% 05/01/34	1,370,000	1,529,016
FL Heritage Palms Community Development District
	Series 1999 A,
	6.750% 05/01/21	100,000	101,876
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	515,000	517,977
FL Maple Ridge Community Development District
	Series 2000,
	7.150% 05/01/31	185,000	198,122
FL Orlando
	Series 1998 A,
	5.800% 05/01/26	300,000	305,994
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	210,000	211,233
	Series 1998 B,
	5.700% 05/01/08	85,000	85,348
FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/12	750,000	825,525
FL Westchester Community Development District No. 1
	Series 2003,
	6.000% 05/01/23	2,480,000	2,618,409
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,416,800
Special Property Tax Total			10,796,404
State Appropriated – 7.6%
KY Turnpike Authority
	Series 1992,
	Insured: FGIC
	(a) 01/01/10(h)	7,500,000	6,626,400
NJ Economic Development Authority
	Series 2005 N-1:
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,893,350
	Insured: FSA
	5.500% 09/01/25	10,000,000	11,719,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA
	7.000% 06/15/12	16,865,000	19,683,647
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,774,950
	5.750% 06/15/20	4,150,000	4,836,825
NY Dormitory Authority
	Series 1990 A,
	7.500% 05/15/13	8,000,000	9,689,520
	Series 1993 A:
	6.000% 07/01/20	13,350,000	15,789,178
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,361,983
	Insured: FGIC
	5.875% 05/15/17	28,240,000	32,847,356
	Insured: FSA
	5.500% 05/15/19	2,350,000	2,678,154
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/17	5,000,000	5,624,450
	Series 2002 E,
	6.000% 08/01/26	2,470,000	2,899,731
UT Building Ownership Authority
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	3,450,000	3,928,067
WA State
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	5,000,000	2,919,600
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,621,119
State Appropriated Total			141,893,330
State General Obligations – 4.1%
CA State
	Series 2002,
	Insured: AMBAC:
	6.000% 04/01/16	3,000,000	3,521,400
	6.000% 04/01/18	3,000,000	3,588,780
	Series 2003,
	5.250% 02/01/23	5,000,000	5,567,550
	Series 2004,
	5.000% 02/01/22	2,000,000	2,097,100
IL State

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,662,250
MA Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,825,000	4,404,526
	Series 1994 A:
	7.000% 03/01/14	3,150,000	3,714,543
	Insured: FSA
	7.000% 03/01/19	2,500,000	3,097,600
NV State
	Series 1992 A,
	6.800% 07/01/12	60,000	60,151
OR State
	Series 1980:
	7.250% 01/01/07	100,000	101,185
	8.250% 01/01/07	200,000	203,008
	9.200% 04/01/08	180,000	195,224
	Series 1997 76A,
	5.550% 04/01/09	30,000	30,031
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	13,130,000	14,921,326
	Highway & Transportation Authority,
	Series 1998 A,
	Insured: AMBAC:
	5.500% 07/01/12	300,000	329,403
	5.500% 07/01/14	310,000	346,958
	Public Finance Corp.,
	Series 1998 A,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,320,700
	Public Import,
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/21	4,500,000	5,200,155
	Public Improvement:
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/16	4,230,000	4,798,470
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/19	7,000,000	8,030,330
	Series 1996,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	3,182,464
	Series 2004 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.250% 07/01/21	3,000,000	3,180,480
TX Public Finance Authority
	Series 1997,
	(a) 10/01/13	4,000,000	3,032,040
State General Obligations Total			76,585,674
TAX-BACKED TOTAL			654,646,979
TRANSPORTATION – 8.6%
Air Transportation – 1.4%
IL Chicago O’Hare International Airport
	United Air Lines, Inc.
	Series 1999 A,
	5.350% 09/01/16	4,100,000	159,900
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	3,000,000	3,142,140
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31(i)	1,360,000	110,840
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	4,300,000	4,260,139
	Series 2000, AMT,
	7.750% 02/01/28	6,750,000	7,189,020
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,330,186
	6.250% 09/15/29	2,000,000	2,043,940
	6.400% 09/15/23	4,000,000	4,106,000
TX Dallas-Fort Worth International Airport
	Series 2000, AMT,
	8.500% 05/01/29	4,000,000	4,158,440
Air Transportation Total			26,500,605
Airports – 0.7%
MA Port Authority
	Series 1999 599R, IFRN,
	Insured: FGIC
	7.277% 07/01/29(b)(c)	2,500,000	2,855,100
	Series 1999 600R, IFRN, AMT,
	Insured: FGIC
	7.766% 01/01/21(b)(c)	2,500,000	2,809,375
MO St. Louis Airport Revenue
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	4,000,000	4,680,240
NC Charlotte

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	Series 1999, AMT,
	Insured: MBIA
	8.270% 06/15/22(b)(c)	2,000,000	2,248,300
Airports Total			12,593,015
Toll Facilities – 5.7%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/14	14,450,000	10,822,327
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA:
	(a) 09/01/11	17,685,000	14,614,884
	(a) 09/01/22	6,515,000	3,166,746
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	18,600,000	11,097,876
MA Turnpike Authority
	Series 1997 A,
	Insured: MBIA
	(a) 01/01/24	7,000,000	3,209,360
	Series 1997 C,
	Insured: MBIA:
	(a) 01/01/18	4,700,000	2,898,772
	(a) 01/01/20	17,000,000	9,478,180
NJ Turnpike Authority
	Series 1991 C:
	Insured: FSA
	6.500% 01/01/16	8,500,000	9,905,050
	Insured: MBIA
	6.500% 01/01/16	2,840,000	3,305,391
	Series 2005,
	Insured: FSA
	5.250% 01/01/30	2,000,000	2,297,300
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA:
	5.500% 11/15/18	4,950,000	5,702,648
	5.500% 11/15/20	6,425,000	7,468,870
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/24	7,000,000	8,193,920
TX Turnpike Authority
	Series 2002 A,
	Insured: AMBAC
	(a) 08/15/18	10,000,000	5,985,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,819,070
Toll Facilities Total			106,965,394
Transportation – 0.8%
CA San Francisco Bay Area Rapid Transit District
	Series 1999,
	Insured: FGIC
	6.754% 01/01/08(b)(c)	5,000,000	5,602,700
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000:
	7.375% 01/01/30	1,650,000	1,698,510
	7.375% 01/01/40	3,500,000	3,600,870
OH Toledo-Lucas County Port Authority
	Series 1992,
	6.450% 12/15/21	3,950,000	4,760,263
Transportation Total			15,662,343
TRANSPORTATION TOTAL			161,721,357
UTILITIES – 14.8%
Independent Power Producers – 0.8%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	7,101,710
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	7,705,308
PA Carbon City Industrial Development Authority
	Panther Creek Partners,
	Series 2000, AMT,
	6.650% 05/01/10	650,000	685,867
Independent Power Producers Total			15,492,885
Investor Owned – 3.0%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	2,014,700
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	5,111,850
IN Petersburg
	Indiana Power & Light Co.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	Series 1993 B,
	Insured: AMBAC
	5.400% 08/01/17	5,000,000	5,547,750
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	5,301,000
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	3,247,733
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,
	8.770% 04/01/20(b)	13,000,000	14,530,360
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	500,000	515,150
TX Brazos River Authority Pollution Control Revenue
	Series 1999 B, AMT,
	6.750% 09/01/34(b)	12,455,000	13,798,894
TX Sabine River Authority Pollution Control Revenue
	Series 2001,
	5.200% 05/01/28	3,000,000	3,078,990
WY Lincoln County Environmental Improvement
	Pacificorp Project,
	Series 1995, AMT,
	4.125% 11/01/25(b)	2,500,000	2,477,050
Investor Owned Total			55,623,477
Joint Power Authority – 3.2%
MN Anoka County Solid Waste Disposal
	National Power Association,
	Series 1987 A, AMT,
	6.950% 12/01/08	170,000	171,066
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,580,157
	Series 1992,
	Insured: MBIA
	(a) 01/01/09	2,260,000	2,069,008
	Series 1993 B,
	Insured: RAD
	6.000% 01/01/22	500,000	594,065
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	20,470,000	24,088,277

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	11,863,838
	Series 2004,
	Insured: MBIA
	5.375% 01/01/25	11,370,000	12,846,622
WA Public Power Supply System
	Nuclear Project No. 3,
	Series 1989 B,
	(a) 07/01/08	7,000,000	6,536,740
Joint Power Authority Total			60,749,773
Municipal Electric – 3.8%
GA Municipal Electric Authority
	Series 1991,
	Insured: MBIA
	6.600% 01/01/18	17,280,000	20,434,464
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	12,272,260
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: MBIA
	(a) 11/15/13	2,000,000	1,511,440
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC
	(a) 08/15/23	5,540,000	2,579,258
	Series 1999 A,
	Insured: MBIA
	(a) 08/15/22	2,000,000	977,120
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/16	12,000,000	13,612,680
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA
	6.000% 01/01/17	13,600,000	15,882,896
WA Chelan County Public Utilities District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997,
	Insured: MBIA
	(a) 06/01/09	5,000,000	4,505,850
Municipal Electric Total			71,775,968

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 4.0%
CA Castaic Lake Water Agency
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,225,599
FL Seminole County
	Series 1992,
	Insured: MBIA
	6.000% 10/01/19	470,000	542,338
GA Atlanta Water & Wastewater Revenue
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/22	4,475,000	5,069,459
	Series 2001 A,
	Insured: MBIA
	5.500% 11/01/27	1,500,000	1,734,000
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	430,000	483,771
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,540,064
IL Chicago
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/20	7,275,000	4,040,244
MA Water Resources Authority
	Series 1992 A,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	5,958,300
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	5,799,500
MS V Lakes Utility District
	Series 1994,
	0.990% 07/15/24(c)(e)	750,000	573,765
NY New York City Municipal Water Finance Authority
	Series 1999, IFRN,
	Insured: FGIC
	7.270% 06/15/32(b)(c)	7,000,000	7,809,760
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	3,000,000	3,437,580
OH Fresh Water Development Authority
	Series 2001 B,
	Insured: FSA

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	5.500% 06/01/19	2,075,000	2,387,848
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	2,300,000	2,744,498
PA Allegheny County Sanitation Authority
	Series 1991 A,
	Insured: FGIC
	(a) 06/01/07	2,370,000	2,307,242
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	4,292,466
TX City of Houston
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/08	4,000,000	3,678,400
TX Houston Water & Sewer Systems
	Series 1998 A,
	Insured: FSA
	(a) 12/01/19	9,845,000	5,523,340
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC:
	(a) 12/01/09	4,000,000	3,540,520
	(a) 12/01/10	3,750,000	3,190,275
	Series 1998 A,
	Insured: FSA
	(a) 12/01/23	985,000	452,539
Water & Sewer Total			74,331,508
UTILITIES TOTAL			277,973,611
Total Municipal Bonds (cost of $1,665,955,405)			1,821,649,399
Municipal Preferred Stocks – 1.3%
HOUSING – 1.3%
Multi-Family – 1.3%
Charter Mac Equity Issuer Trust
	Series 1999, AMT,
	6.625% 06/30/09(c)	6,000,000	6,326,280
	Series 2000, AMT,
	7.600% 11/30/10(c)	5,000,000	5,549,350
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50(c)	10,000,000	11,132,200
	Series 2005 C-3, AMT,

		Par ($)	Value ($)
Municipal Preferred Stocks – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	5.500% 11/29/49(c)	1,000,000	1,011,440
Multi-Family Total			24,019,270
HOUSING TOTAL			24,019,270
	Total Municipal Preferred Stocks (cost of $22,000,000)		24,019,270
		Shares
Investment Company – 0.1%
	Dreyfus Tax-Exempt Cash Management Fund	1,365,077	1,365,077
	Total Investment Company (cost of $1,365,078)		1,365,077

		Par ($)
Short-Term Obligations – 0.9%
VARIABLE RATE DEMAND NOTES (j) – 0.9%
GA Atlanta Water & Wastewater Revenue
	Series 2002 C,
	Insured: FSA
	LOC: Dexia Credit Local
	3.410% 11/01/41	1,400,000	1,400,000
MN Brooklyn Center
	BCC Associates LLC,
	Series 2001,
	LOC: U.S. Bank N.A.
	3.620% 12/01/14	200,000	200,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1992,
	3.410% 12/01/16	2,400,000	2,400,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC
	3.570% 06/01/18	1,600,000	1,600,000
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2006 D-7-B,
	LOC: Depfa Bank PLC
	3.610% 06/01/31	2,200,000	2,200,000
TX Harris County Health Facilities Development Corp.
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	3.600% 07/01/37	600,000	600,000

		Par ($)	Value ($)*
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (j) – (continued)
WI Health & Educational Facilities Authority
	Gundersen Clinic Ltd.,
	Series 2000 A,
	Insured: FSA
	SPA: Dexia Public Finance Bank
	3.570% 12/01/15	200,000	200,000
WY Lincoln County Pollution Control Revenue
	Exxon Mobil Corp.:
	Series 1984 A,
	3.510% 11/01/14	2,600,000	2,600,000
	Series 1984 B,
	3.510% 11/01/14	800,000	800,000
WY Uinta County
	Chevron USA Project, Inc.,
	Series 1993,
	3.410% 08/15/20	5,000,000	5,000,000
VARIABLE RATE DEMAND NOTES TOTAL			17,000,000

	Total Short-Term Obligations (cost of $17,000,000)		17,000,000

	Total Investments – 99.6% (cost of $1,706,320,483)(k)(l)		1,864,033,746

	Other Assets & Liabilities, Net – 0.4%		7,906,044

	Net Assets – 100.0%		1,871,939,790

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which are not illiquid, amounted to $74,386,045, which represents 4.0% of net assets.

Security	Acquisition Date		Par/Unit	Cost	Value
Resolution Trust Corp. Pass Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93		$6,615,223	$6,751,636	$6,518,839

(d)	Illiquid security.
(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2006, the value of these securities amounted to $1,569,704, which represents 0.1% of net assets.
(f)	Security purchased on a delayed delivery basis.
(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h)	The security or a portion of the security is pledged as collateral for open futures contracts. At August 31, 2006, the total market value of securities pledged amounted to $10,485,084.
(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2006, the value of this security represents less than 0.1% of net assets.

(j)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of August 31, 2006.

(k)	Cost for federal income tax purposes is $1,702,726,438.
(l)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation		Unrealized Depreciation	Net Unrealized Appreciation
	$169,790,440		$(8,483,132)		$161,307,308

At August 31, 2006 the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S Treasury Note	892	$95,820,313	$95,273,851	September-2006	$(546,462)

Acronym		Name
AMBAC		Ambac Assurance Corp.
AMT		Alternative Minimum Tax
CAP		Capital Markets Assurance Corp.
CGIC		Capital Guaranty Insurance Corp.
FGIC		Financial Guaranty Insurance Co.
FHA		Federal Housing Administration
FSA		Financial Security Assurance, Inc.
GNMA		Government National Mortgage Association
IFRN		Inverse Floating Rate Note
LOC		Letter of Credit
MBIA		MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Columbia Tax-Exempt Insured Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.9%
EDUCATION – 5.9%
Education – 5.9%
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,000,000	2,470,360
NY Dormitory Authority Revenues
	Upstate Community Colleges,
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/23	2,000,000	2,335,260
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	1,000,000	947,890
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/17	2,480,000	1,587,473
Education Total			7,340,983
EDUCATION TOTAL			7,340,983
HEALTH CARE – 4.4%
Hospitals – 4.4%
TN Knox County Health, Educational & Housing Facilities
	Series 1993,
	Insured:MBIA
	5.250% 01/01/15(b)	5,000,000	5,446,350
WI Health & Educational Facilities Authority
	Waukesha Memorial Hospital,
	Series 1990 B,
	Insured: AMBAC
	7.250% 08/15/19	10,000	10,027
Hospitals Total			5,456,377
HEALTH CARE TOTAL			5,456,377
HOUSING – 0.5%
Single-Family – 0.5%
LA Jefferson Parish Home Mortgage Authority
	Series 1999 B-1, AMT,
	Insured: GNMA
	6.750% 06/01/30	420,000	422,415

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
MA Housing Finance Agency
	Series 1992, AMT,
	Insured: AMBAC
	7.125% 06/01/25	220,000	220,246
Single-Family Total			642,661
HOUSING TOTAL			642,661
OTHER – 12.9%
Pool/Bond Bank – 1.9%
MI Municipal Bond Authority
	Local Government Loan Program,
	Series 1991 C,
	Insured: FSA
	(a) 06/15/15	3,380,000	2,368,197
Pool/Bond Bank Total			2,368,197
Refunded/Escrowed(c) – 11.0%
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity,
	Insured: CGIC
	6.500% 06/15/12	530,000	607,846
FL Tampa Bay Water Utility Systems
	Series 1991 I,
	Pre-refunded 10/01/11,
	Insured: FGIC
	8.285% 10/01/23(d)	1,000,000	1,188,890
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	5,810,000	6,568,263
GA Municipal Electric Authority
	Series 1998 Y,:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	55,000	61,768
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	10,000	11,101
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	1,000,000	524,740
PA Pottstown Boro Authority
	Sewer Revenue,
	Series 1991 7-B,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 11/01/16	1,000,000	661,390

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
SC Piedmont Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.125% 01/01/07	75,000	75,638
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	(a) 12/01/19	1,800,000	1,015,110
TX Municipal Power Agency
	Series 1989,
	Escrowed to Maturity,
	Insured: AMBAC:
	(a) 09/01/10	350,000	301,311
	(a) 09/01/11	560,000	463,697
	(a) 09/01/12	205,000	162,911
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/15	185,000	128,766
WA Public Power Supply System
	Nuclear Project No. 2,
	Series 1992 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/11	2,315,000	1,928,071
Refunded/Escrowed Total			13,699,502
OTHER TOTAL			16,067,699
TAX-BACKED – 48.3%
Local Appropriated – 4.1%
IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA
	6.250% 01/01/15	4,500,000	5,132,790
Local Appropriated Total			5,132,790
Local General Obligations – 21.2%
AZ Tucson
	Series 1994 G,
	Insured: FGIC
	7.625% 07/01/14	3,140,000	3,940,857
CA Alvord Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/19	1,975,000	2,352,166
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	1,000,000	1,200,720
CA San Ysidro School District
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/23	2,330,000	1,093,888

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CO El Paso County School District No. 11
	Series 1996,
	7.100% 12/01/18	2,000,000	2,564,580
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Insured CGIC
	6.500% 06/15/12	470,000	538,004
IL Chicago Public Building Commission
	Series 1999 B,
	Insured: FGIC
	5.250% 12/01/18	1,000,000	1,115,950
IL Chicago
	City Colleges,
	Series 1999,
	Insured: FGIC
	(a) 01/01/14	2,000,000	1,488,360
IL Will County School District No. 114
	Series 2005 C,
	Insured: FGIC
	(a) 12/01/23	2,130,000	973,644
KS Wyandotte County
	Unified School District No. 500,
	Series 2005,
	Insured: FSA
	5.250% 09/01/20	1,000,000	1,130,710
NH Manchester School Facilities
	Series 2004,
	Insured: MBIA
	5.500% 06/01/22	2,000,000	2,324,940
OH Garfield Heights School District
	Series 2001,
	Insured: MBIA
	5.375% 12/15/16	1,740,000	1,955,847
OR Clackamas County School District No. 108 Estacada
	Series 2005,
	Insured: FSA
	5.500% 06/15/24	1,130,000	1,322,055
TN Lincoln County
	Series 2001,
	Insured: FGIC
	5.250% 04/01/16	1,470,000	1,631,465
TX Galveston County
	Series 2001,
	Insured: FGIC
	(a) 02/01/20	1,510,000	832,237

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/16	3,000,000	1,961,640
Local General Obligations Total			26,427,063
Special Non-Property Tax – 9.8%
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1993 A,
	Insured: FGIC
	(a) 06/15/16	3,750,000	2,491,950
MA Massachusetts Bay Transportation Authority Sales Tax Revenue
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/26	1,500,000	1,765,065
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,406,320
TX Houston Hotel Occupancy Tax & Special Revenue
	Series 2001 B,
	Insured: AMBAC
	(a) 09/01/17	2,000,000	1,257,940
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	3,000,000	3,344,850
Special Non-Property Tax Total			12,266,125
State Appropriated – 10.8%
IN Office Building Commission
	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	8,000,000	9,316,480
NJ Economic Development Authority
	School Facilities Construction,
	Series 2005 K,
	Insured: FGIC
	5.250% 12/15/21	2,000,000	2,271,440
NJ Transportation Trust Fund Authority
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,685,000	1,897,765
State Appropriated Total			13,485,685

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 2.4%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/17	2,500,000	2,967,100
State General Obligations Total			2,967,100
TAX-BACKED TOTAL			60,278,763
TRANSPORTATION – 8.2%
Toll Facilities – 2.7%
NJ Turnpike Authority
	Series 2004 C-2,
	Insured: AMBAC
	5.500% 01/01/25	2,500,000	2,930,100
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	375,000	435,926
Toll Facilities Total			3,366,026
Transportation – 5.5%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	5,000,000	6,839,300
Transportation Total			6,839,300
TRANSPORTATION TOTAL			10,205,326
UTILITIES – 17.7%
Joint Power Authority – 10.0%
TX Municipal Power Agency
	Series 1989,
	Insured: AMBAC:
	(a) 09/01/11	5,000,000	4,134,050
	(a) 09/01/12	2,795,000	2,216,854
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	8,790,000	6,082,592
Joint Power Authority Total			12,433,496
Municipal Electric – 1.9%
AK City of Anchorage
	Series 1993,
	Insured: MBIA
	8.000% 12/01/09	1,000,000	1,129,800
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	935,000	1,045,087
SD Heartland Consumers Power District
	Electric Revenue,
	Series 1992,
	Insured: FSA
	6.000% 01/01/09	235,000	241,455
Municipal Electric Total			2,416,342

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 5.8%
FL St. John’s County Water & Sewer Authority
	St. Augustine Shores System,:
	Series 1991 A,
	Insured: MBIA
	(a) 06/01/13	2,600,000	2,001,584
	Series 1999 A,
	Insured: MBIA
	(a) 06/01/14	1,500,000	1,104,630
GA Atlanta Water & Wastewater Revenue
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/22	1,000,000	1,132,840
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	190,000	213,760
GA Milledgeville Water & Sewer Revenue,
	Series 1996,
	nsured: FSA
	6.000% 12/01/21	1,000,000	1,189,420
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	1,015,000	1,163,048
TX Houston Water & Sewer Systems
	Series 1998 A,
	Insured: FSA
	(a) 12/01/19	700,000	392,721
Water & Sewer Total			7,198,003
UTILITIES TOTAL			22,047,841
	Total Municipal Bonds (cost of $107,585,486)		122,039,650
Short-Term Obligations – 1.7%
VARIABLE RATE DEMAND NOTES(e) – 1.7%
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.570% 11/15/27	200,000	200,000
MN Center City Health Care Facilities
	Hazelden Foundation,
	Series 2005,
	LOC: Bank of New York
	3.570% 11/01/35	200,000	200,000

7

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2002 5-M2,
	LOC: Harris Trust & Savings Bank
	3.570% 10/01/20	100,000	100,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC
	3.570% 06/01/18	300,000	300,000
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2006 D-7-B,
	SPA: Depfa Bank PLC
	3.610% 06/01/31	400,000	400,000
TX Harris County Health Facilities Development Corp.
	Texas Medical Center,
	Series 1999 B,
	Insured: FSA,
	LOC: JPMorgan Chase Bank
	3.600% 05/15/29	300,000	300,000
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	3.600% 07/01/37	400,000	400,000
WY Uinta County Pollution Control Revenue
	Chevron Corp.,
	Series 1992,
	3.410% 12/01/22	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			2,100,000

	Total Short-Term Obligations (cost of $2,100,000)		2,100,000

8

Total Investments – 99.6% (cost of $109,685,486)(f)(g)	124,139,650

Other Assets & Liabilities, Net – 0.4%	477,404

Net Assets – 100.0%	124,617,054

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.
(b)	A portion of this security with a market value of $197,417 is pledged as collateral for open futures contracts.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2006.

(f)	Cost for federal income tax purposes is $109,415,379.
(g)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$14,752,809	$(28,538)	$14,724,271

At August 31, 2006, the Fund held the following open short future contract:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	20	$2,148,438	$2,132,748	Sept-2006	$(15,690)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guaranty Insurance Corp.

9

FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
SPA	Standby Purchase Agreement

10

INVESTMENT PORTFOLIO
August 31, 2006 (Unaudited)	Columbia Utilities Fund

		Shares	Value ($)*
Common Stocks – 81.4%
CONSUMER DISCRETIONARY – 4.1%
Media – 4.1%
	Comcast Corp., Class A (a)	459,700	16,089,500
Media Total			16,089,500
CONSUMER DISCRETIONARY TOTAL			16,089,500
UTILITIES – 77.3%
Diversified Telecommunication Services – 19.7%
	AT&T, Inc.	506,300	15,761,119
	BellSouth Corp.	722,000	29,399,840
	CenturyTel, Inc.	20,700	824,274
	Citizens Communications Co.	61,400	846,706
	Embarq Corp. (a)	40,800	1,923,720
	Verizon Communications, Inc.	679,300	23,897,774
	Windstream Corp.	288,800	3,812,161
Diversified Telecommunication Services Total			76,465,594
Electric Utilities – 25.4%
	American Electric Power Co., Inc.	204,900	7,474,752
	Duquesne Light Holdings, Inc.	674,300	13,276,967
	Edison International	301,000	13,135,640
	Entergy Corp.	97,400	7,563,110
	Exelon Corp.	150,800	9,195,784
	FirstEnergy Corp.	128,200	7,315,092
	FPL Group, Inc.	195,850	8,705,533
	Pinnacle West Capital Corp.	48,600	2,232,684
	PPL Corp.	194,200	6,791,174
	Progress Energy, Inc.	126,000	5,585,580
	Southern Co.	517,300	17,727,871
Electric Utilities Total			99,004,187
Independent Power Producers & Energy Traders – 5.6%
	AES Corp. (a)	111,200	2,361,888
	Constellation Energy Group, Inc.	198,425	11,923,358
	Dynegy, Inc., Class A (a)	365,100	2,263,620
	TXU Corp.	76,000	5,031,960
Independent Power Producers & Energy Traders Total			21,580,826
Multi-Utilities – 21.8%
	Ameren Corp.	32,800	1,756,440

1

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
	CenterPoint Energy, Inc.	202,500	2,926,125
	CMS Energy Corp. (a)	225,700	3,304,248
	Dominion Resources, Inc.	147,500	11,783,775
	Duke Energy Corp.	453,504	13,605,120
	KeySpan Corp.	357,900	14,673,900
	NiSource, Inc.	196,700	4,164,139
	PG&E Corp.	230,300	9,656,479
	Public Service Enterprise Group, Inc.	151,300	10,594,026
	Sempra Energy	111,600	5,548,752
	TECO Energy, Inc.	113,500	1,789,895
	Xcel Energy, Inc.	243,500	5,064,800
Multi-Utilities Total			84,867,699
Wireless Telecommunication Services – 4.8%
	ALLTEL Corp.	66,500	3,604,965
	Centennial Communications Corp.	416,200	1,951,978
	Sprint Nextel Corp.	781,000	13,214,520
Wireless Telecommunication Services Total			18,771,463
UTILITIES TOTAL			300,689,769
	Total Common Stocks (cost of $265,759,138)		316,779,269
Preferred Stock – 0.2%
UTILITIES – 0.2%
Electric Utilities – 0.2%
	Entergy Gulf States, Inc., 7.560%	10,000	993,125
Electric Utilities Total			993,125
UTILITIES TOTAL			993,125
	Total Preferred Stock (cost of $967,160)		993,125
Adjustable Rate Preferred Stock – 0.1%
UTILITIES – 0.1%
Electric Utilities – 0.1%
	Entergy Gulf States Inc., Series A, 7.000% (b)	4,491	447,696
Electric Utilities Total			447,696
UTILITIES TOTAL			447,696
	Total Adjustable Rate Preferred Stock (cost of $465,380)		447,696

2

		Par ($)	Value ($)
Short-Term Obligation – 18.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/06, due 09/01/06 at 5.160%, collateralized by a U.S. Treasury Bond maturing 08/15/28, market value of $72,863,151 (repurchase proceeds $71,441,238)	71,431,000	71,431,000

	Total Short-Term Obligation (cost of $71,431,000)		71,431,000

	Total Investments – 100.1% (cost of $338,622,678)(c)(d)		389,651,090

	Other Assets & Liabilities, Net – (0.1)%		(575,250)

	Net Assets – 100.0%		389,075,840

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Adjustable rate preferred stock. The interest rate shown reflects the rate as of August 31, 2006.
(c)	Cost for federal income tax purposes is $338,622,678.
(d)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$65,735,993	$(14,707,581)	$51,028,412

3

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006